Revenue - Revenue allocated to remaining performance obligation (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue allocated to remaining performance obligation
Deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods	¥ 333,905	¥ 319,537	¥ 303,216
Practical expedient, not to disclose the transaction price	false	false
Minimum
Revenue allocated to remaining performance obligation
Remaining contract period	1 year	1 year
Maximum
Revenue allocated to remaining performance obligation
Remaining contract period	20 years	20 years